As filed with the Securities and Exchange
Commission on August 6, 2014

1933 Act File No. 002-50931
1940 Act File No. 811-02485

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 81
and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 59
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK CURRENT INTEREST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
 (617) 663-2999

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 6th  day of August, 2014.

John Hancock Current Interest
By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	August 6, 2014
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	August 6, 2014
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	August 6, 2014
Charles L. Bardelis

/s/ Craig Bromley*	Trustee	August 6, 2014
Craig Bromley

/s/ Peter S. Burgess *	Trustee	August 6, 2014
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	August 6, 2014
William H. Cunningham

/s/ Grace K. Fey *	Trustee	August 6, 2014
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	August 6, 2014
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	August 6, 2014
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	August 6, 2014
Hassell H. McClellan

/s/ James M. Oates *	Trustee	August 6, 2014
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	August 6, 2014
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	August 6, 2014
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	August 6, 2014
Warren A. Thomson

*By: Power of Attorney
By:	/s/ Nicholas J. Kolokithas	August 6, 2014
Nicholas J. Kolokithas Attorney-in-Fact
*Pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 80 to the Trust’s Registration Statement on July 28, 2014.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document